SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF SUMMARY INFORMATION BY SEGMENT

The following tables present summary information by segment for the fiscal years ended September 30, 2023, 2022, and 2021, respectively:

	For the Fiscal Year ended September 30, 2023
	Cash rebate, payment solution, and media booking	Advertising services	Software licensing	Production services	Marketing and Promotional campaign services	Total
Revenue	$84,592	$5,307,280	$5,715,333	$362,040	$271,607	$11,740,852
Operating expenses	1,096,459	3,053,173	2,561,863	236,951	194,417	7,142,863
Income (loss) from operations	(1,011,867)	2,254,107	3,153,470	125,089	77,190	4,597,989
Income tax expenses	1,297,288	746,858	1,622	50,449	37,865	2,134,082
Net income (loss)	(2,322,180)	1,165,844	3,312,991	3,657	(12,076)	2,148,236
Capital expenditure	$12,545	$2,319	$17,679,247	$-	$-	$17,694,111
Total assets	$25,779,956	$35,073,400	$86,445,769	$2,860,610	$2,866,850	$153,026,585

	For the Fiscal Year ended September 30, 2022
	Cash rebate and payment solution	Advertising services	Total
Revenue	$20,137	$7,174,050	$7,194,187
Operating expenses	785,167	1,714,759	2,499,926
Income (loss) from operations	(791,694)	5,742,132	4,694,261
Income tax expenses	609,987	797,462	1,407,449
Net income	(1,401,319)	5,003,684	3,602,365
Capital expenditure	$737,508	$398,421	$1,135,929
Total assets	$12,168,625	$12,873,793	$25,042,418

	For the Fiscal Year ended September 30, 2021
	Cash rebate and payment solution	Advertising services	Total
Revenue	$7,708	$3,158,520	$3,166,228
Operating expenses	444,526	581,813	1,026,339
Income (loss) from operations	(436,818)	2,576,707	2,139,889
Income tax expenses	-	692,405	692,405
Net income	(436,652)	1,884,302	1,447,650
Capital expenditure	$-	$5,203	$5,203
Total assets	$298,567	$3,716,568	$4,015,135